Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Common Class A [Member]
Common shares, shares authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	35,260,029	35,188,323
Common shares, shares outstanding	35,260,029	35,188,323
Series B Preferred Stock [Member]
Preferred shares, shares issued		43,592
Preferred shares, shares authorized	104,000	104,000
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	43,592
Preferred shares, shares outstanding	43,592	43,592